As filed with the Securities and Exchange Commission on October 1, 1999

                                                     1933 Act File No. 333-_____
                                                     1940 Act File No. 811-09603

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

      REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                [X]
            Pre-Effective Amendment No.    _____                             [ ]
            Post-Effective Amendment No.   _____                             [ ]
                                     and/or

                 REGISTRATION STATEMENT UNDER THE INVESTMENT
                              COMPANY ACT OF 1940                            [X]
            Amendment No.                 ____

                        (Check appropriate box or boxes.)

                              AMERICAN SELECT FUNDS
               (Exact name of Registrant as Specified in Charter)

                       4333 Amon Carter Boulevard. MD 5645
                             Fort Worth, Texas 76155
               (Address of Principal Executive Office) (Zip Code)
       Registrant's Telephone Number, including Area Code: (817) 967-3509

                           WILLIAM F. QUINN, PRESIDENT
                           4333 Amon Carter Boulevard
                             Fort Worth, Texas 76155
                     (Name and Address of Agent for Service)

                                    Copy to:
                              ROBERT J. ZUTZ, ESQ.
                           Kirkpatrick & Lockhart LLP
                          1800 Massachusetts Avenue, NW
                              Washington, DC 20036

   Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this Registration Statement

      The Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with section 8(a) of the Securities Act of 1933 or until the Registration Statement shall become effective on such date as the Commission acting pursuant to said section 8(a), may determine.

Registrant is adopting a master-feeder operating structure. This Registration Statement includes signature pages for the AMR Investment Services Trust, the master trust, and the American Select Funds, the feeder trust.

                               Page 1 of __ Pages
                        Exhibit Index Appears on Page __

                              AMERICAN SELECT FUNDS
                       CONTENTS OF REGISTRATION STATEMENT

This registration statement is comprised of the following:

            Cover Sheet

            Contents of Registration Statement

            Prospectus

            Statement of Additional Information

            Part C

            Signature Pages

            Exhibits

[AMERICAN SELECT LOGO]





PROSPECTUS

January 1, 2000









AMERICAN SELECT CASH RESERVE FUND




























Managed by AMR Investment Services, Inc.




THE SECURITIES AND EXCHANGE COMMISSION DOES NOT GUARANTEE THAT THE INFORMATION IN THIS PROSPECTUS OR ANY OTHER MUTUAL FUND'S PROSPECTUS IS ACCURATE OR COMPLETE, NOR DOES IT JUDGE THE INVESTMENT MERIT OF THIS FUND. TO STATE OTHERWISE IS A CRIMINAL OFFENSE.

TABLE OF CONTENTS

ABOUT THE FUND
                        Overview..........................................2

                        Cash Reserve Fund.................................2

                        The Manager.......................................4

                        Valuation of Shares...............................5

ABOUT YOUR INVESTMENT
                        Purchase and Redemption of Shares.................5

                        Distributions and Taxes...........................7
ADDITIONAL INFORMATION
                        Distribution of Trust Shares......................7

                        Master-Feeder Structure...........................7

                        Year 2000.........................................7

                        Additional Information...................Back Cover

ABOUT THE FUND

OVERVIEW

      The American Select Cash Reserve Fund (the "Fund") is managed by AMR Investment Services, Inc. (the "Manager"), a wholly owned subsidiary of AMR Corporation.

      The Fund operates under a master-feeder structure. This means that the Fund seeks its investment objective by investing all of its investable assets in the Money Market Portfolio (the "Portfolio") of the AMR Investment Services Trust (the "Trust"), which has an identical investment objective. Throughout this Prospectus, statements regarding investments by the Fund refer to investments made by the Portfolio. For easier reading, the term "Fund" is used throughout the Prospectus to refer to either the Fund or the Portfolio, unless stated otherwise. See "Master-Feeder Structure".

AMERICAN SELECT CASH RESERVE FUND

INVESTMENT OBJECTIVE
      Current income, liquidity and the maintenance of a stable price of $1.00 per share.

PRINCIPAL STRATEGIES
      The Fund invests exclusively in high quality variable or fixed rate, U.S. dollar denominated short-term money market instruments. These securities may include obligations of the U.S. Government, its agencies and instrumentalities; corporate debt securities, such as commercial paper, master demand notes, loan participation interests, medium-term notes and funding agreements; Yankee dollar and Eurodollar bank certificates of deposit, time deposits, and bankers' acceptances; asset-backed securities; and repurchase agreements involving the foregoing obligations.

      The Fund will only buy securities with the following credit qualities:

      o rated in the highest short-term categories by two rating organizations, such as "A-1" by Standard & Poor's Corporation and "P-1" by Moody's Investors Service, Inc.,
      o rated in the highest short-term category by one rating organization if the securities are rated only by one rating organization, or

      o unrated securities that are determined to be of equivalent quality by the Manager.

      The Fund invests more than 25% of its total assets in obligations issued by the banking industry. However, for temporary defensive purposes when the Manager believes that maintaining this concentration may be inconsistent with
the  best   interests  of   shareholders,   the  Fund  may  not  maintain   this
concentration.

      Securities purchased by the Fund generally have remaining maturities of 397 days or less, although instruments subject to repurchase agreements and certain variable and floating rate obligations may bear longer final maturities. The average dollar-weighted maturity of the Fund will not exceed 90 days.

RISK FACTORS

      o The yield paid by the Fund is subject to changes in interest rates. As a result, there is risk that a decline in short-term interest rates would lower its yield and the overall return on your investment.
      o Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.
      o As with any money market fund, there is the risk that the issuers or guarantors of securities owned by the Fund will default on the payment of principal or interest or the obligation to repurchase securities from the Fund.

Your investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

FEES AND EXPENSES

      This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.(1)

      Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

        Management Fees............................0.10%
        Distribution (12b-1) Fees..................0.00
        Other Expenses.............................0.06(2)
                                                   ----
        Total Annual Fund Operating Expenses.......0.16%
                                                   ====
        Fee Waiver.................................0.04(3)
        Net Expenses...............................0.12%

      (1) The expense table and the Example below reflect the expenses of both the Fund and its corresponding Portfolio.
      (2) Other Expenses are based on estimates for the current fiscal year.
      (3)The Manager has contractually agreed to waive a portion of Management Fees through December 31, 2000 to the extent that Total Annual Fund Operating Expenses exceed 0.12%.

EXAMPLE
      This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that all dividends and distributions are reinvested, and that the Fund's operating expenses remain the same. Net Expenses were used to calculate the cost for year one, and Total Annual Fund Operating Expenses were used to calculate costs for years two and three. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                            1 YEAR      3 YEARS
                            ------      -------

                             $12          $47

INVESTMENT ADVISER
      AMR Investment Services, Inc.

PERFORMANCE OF SIMILAR AADVANTAGE FUND
      Shares of the American Select Cash Reserve Fund were not offered prior to January 1, 2000. The performance in the chart and table below is that of the American AAdvantage Money Market Fund - Institutional Class ("AAdvantage Fund"), a substantially similar Fund managed by the Manager that began offering its shares on September 1, 1987 and that invests in the Portfolio. Because the AAdvantage Fund had moderately higher expenses, its performance was slightly worse than the Fund would have realized. The AAdvantage Fund is not offered in this Prospectus. The bar chart below provides an indication of risk by showing how the AAdvantage Fund's performance has varied from year to year. The data shown below reflects the total return for the periods shown, reduced by the actual expenses of the AAdvantage Fund. THE PERFORMANCE OF THE AADVANTAGE FUND IS NOT THE PERFORMANCE OF THE FUND. Past performance is not necessarily indicative of how the Fund will perform in the future. Investors may call 1-800-xxx-xxxx to obtain the Fund's current seven-day yield.

Total Return For the Calendar Year Ended 12/31 of each Year

89        9.47%
90        8.40%
91        6.77%
92        4.02%
93        3.28%
94        4.22%
95        6.04%
96        5.50%
97        5.64%
98        5.56%

   The year-to-date total return of the AAdvantage Fund is X.XX% as of 9/30/99.

  Highest Quarterly Return from 1/1/89            2nd Quarter 1989       2.45%
  through 12/31/98
  Lowest Quarterly Return from 1/1/89 through     2nd & 4th              0.80%
  12/31/98                                        Quarter 1993
                                                  1st Quarter 1994


                                          Average Annual Total Return
                                      -------------------------------------
                                                 as of 12/31/98
                                      -------------------------------------

                                         1 YEAR      5 YEARS    10 YEARS
                                         ------      -------    --------
  AAdvantage Fund                        5.56%        5.39%       5.87%


 THE MANAGER

      The Trust has retained AMR Investment Services, Inc. to serve as its Manager. The Manager, located at 4333 Amon Carter Boulevard, Fort Worth, Texas 76155, is a wholly owned subsidiary of AMR Corporation, the parent company of American Airlines, Inc. The Manager was organized in 1986 to provide investment management, advisory, administrative and asset management consulting services. As of June 30, 1999, the Manager had approximately $20.3 billion of assets under management, including approximately $6.3 billion under active management and $14.0 billion as named fiduciary or financial adviser. Of the total, approximately $14.4 billion of assets are related to AMR Corporation.

      The Manager provides or oversees all administrative, investment advisory and portfolio management services to the Fund. The Manager develops the investment program for the Fund and serves as the sole investment adviser to the Fund. As compensation for providing management services, the Fund pays the Manager an annualized advisory fee that is calculated and accrued daily, equal to 0.10% of the net assets of the Fund.

      The Manager also may receive up to 25% of the net annual interest income or up to 25% of loan fees in regards to securities lending activities. However, the Manager does not anticipate that the Fund will engage in securities lending at this time. The Securities and Exchange Commission (SEC) has granted exemptive relief that permits the Fund to invest cash collateral received from securities lending transactions in shares of one or more private investment companies managed by the Manager. Pursuant to exemptive relief from the SEC, the Fund may also invest cash collateral received from securities lending transactions in shares of one or more registered investment companies managed by the Manager.

      The Manager has discretion to purchase and sell securities for the Fund in accordance with the Fund's objectives, policies, and restrictions. Pursuant to an exemptive order issued by the SEC, the Manager is permitted to enter into new or modified investment advisory agreements with existing or new investment advisers without approval of the Fund's shareholders, but subject to approval of the Trust's Board of Trustees (Board). The Prospectus will be supplemented if additional investment advisers are retained or the contract with any existing investment adviser is terminated.

VALUATION OF SHARES

      The price of the Fund's shares is based on its net asset value (NAV) per share. The Fund's NAV is computed by adding total assets, subtracting all of the Fund's liabilities, and dividing the result by the total number of shares outstanding. Securities held by the Fund are valued in accordance with the amortized cost method, which is designed to enable the Fund to maintain a stable NAV of $1.00 per share. In some cases, the price of debt securities is determined using quotes obtained from brokers. Securities for which market quotations are not readily available are valued at fair value, as determined in good faith and pursuant to procedures approved by the Fund's Board of Trustees. The Fund's NAV per share is determined as of the close of the New York Stock Exchange (Exchange), generally 4:00 p.m. Eastern Time, on each day on which it is open for business. The Fund is not open and no NAV is calculated on Columbus Day and Veterans Day.

ABOUT YOUR INVESTMENT

PURCHASE AND REDEMPTION OF SHARES

ELIGIBILITY
   Fund shares are offered without a sales charge to the tax-exempt retirement and benefit plans of AMR Corporation and its affiliates and other institutional investors who make an initial investment of at least $100 million, including:

      o agents or fiduciaries acting on behalf of their clients (such as employee benefit plans, trusts and other accounts for which a trust company or financial advisor acts as agent or fiduciary);
      o     endowment funds and charitable foundations;
      o employee welfare plans which are tax-exempt under Section 501(c)(9) of the Internal Revenue Code of 1986, as amended (Code);
      o     qualified pension and profit sharing plans; and
      o     corporations.

      The Manager may allow a reasonable period of time after opening an account for an investor to meet the initial investment requirement. In addition, for investors such as trust companies and financial advisors who make investments for a group of clients, the minimum initial investment can be met through an aggregated purchase order for more than one client.

PURCHASE POLICIES
      No sales charges are assessed on the purchase or sale of Fund shares. Shares of the Fund are offered and purchase orders accepted until 4:00 p.m. Eastern Time (or the close of the Exchange, if earlier) on each day on which the Exchange is open for trading. In addition, shares of the Fund are not offered and orders are not accepted on Columbus Day and Veterans Day. Wire transfers to purchase shares must be drawn in U.S. dollars on a U.S. bank.

OPENING AN ACCOUNT
    A completed, signed application is required to open an account. You may request an application form by calling (800) 967-9009.

Complete the application, sign it and:
Mail to:                                  or Fax to:
      American Select Funds                     (817) 967-0768 or (817) 931-4331
      P.O. Box 619003, MD 5645
      DFW Airport, TX 75261-9003

TO MAKE AN INITIAL PURCHASE
      If your account has been established, you may call (800) 658-5811 to purchase shares by wire. Send a bank wire to State Street Bank & Trust Co. with these instructions:

      o ABA# 0110-0002-8; AC-9905-342-3
      o Attn: American Select Cash Reserve Fund
      o account number and registration.

TO ADD TO AN EXISTING ACCOUNT
      Call (800) 658-5811 to purchase shares by wire. Send a bank wire to State Street Bank & Trust Co. with these instructions:

      o ABA# 0110-0002-8; AC-9905-342-3
      o Attn: American Select Cash Reserve Fund
      o shareholder's account number and registration.

REDEMPTION POLICIES
      Shares of the Fund may be redeemed by telephone or mail on any day that the Fund is open for business. For assistance with completing a redemption request, please call (800) 658-5811. Proceeds from redemptions requested by 2:00 p.m. Eastern Time generally will be wired to shareholders on the same day. In any event, proceeds from a redemption order will be transmitted to a shareholder by no later than seven days after the receipt of a redemption request in good order.

      The Fund reserves the right to suspend redemptions or postpone the date of payment (i) when the Exchange is closed (other than for customary weekend and holiday closings); (ii) when trading on the Exchange is restricted; (iii) when the SEC determines that an emergency exists so that disposal of the Fund's investments or determination of its NAV is not reasonably practicable; or (iv) by order of the SEC for protection of the Fund's shareholders.

      Although the Fund intends to redeem shares in cash, the Fund reserves the right to pay the redemption price in whole or in part by a distribution of readily marketable securities held by the Portfolio. Unpaid dividends credited to an account up to the date of redemption of all shares of the Fund generally will be paid at the time of redemption.

TO REDEEM SHARES BY TELEPHONE
      Call (800) 658-5811 to request a redemption. Proceeds from redemptions placed by telephone will generally be transmitted by wire only, as instructed on the application form.

TO REDEEM SHARES BY MAIL
      Write a letter of instruction including the Fund name and Fund number, the shareholder account number, the number of shares or dollar amount to be redeemed, and the authorized signature(s) of all persons required to sign for the account. A signature guarantee is required. Mail the letter to:
                            American Select Funds
                            P.O. Box 419643
                            Kansas City, MO 64141-6643

      Other supporting documents may be required for estates, trusts, guardianships, custodians, corporations, and welfare, pension and profit sharing plans. Call (800) 658-5811 for instructions. Proceeds will only be mailed to the account address of record or transmitted by wire to a commercial bank account designated on the account application form.

GENERAL POLICIES
      If a shareholder's account balance in the Fund falls below $x,xxx, the shareholder may be asked to increase the balance. If the account balance remains below $x,xxx after 45 days, the Fund reserves the right to close the account and send the proceeds to the shareholder. The Fund also reserves the right to reject any order for the purchase of shares and to limit or suspend, without prior notice, the offering of shares.

      The following policies apply to instructions you may provide to the Fund by telephone:

      o The Fund, its officers, trustees, directors, employees, or agents are not responsible for the authenticity of instructions provided by telephone, nor for any loss, liability, cost or expense incurred for acting on them.
      o The Fund employs procedures reasonably designed to confirm that instructions communicated by telephone are genuine.
      o Due to the volume of calls or other unusual circumstances, telephone redemptions may be difficult to implement during certain time periods.

DISTRIBUTIONS AND TAXES

      The Fund intends to distribute most or all of its net earnings in the form of monthly dividends from net investment income and distributions of realized net capital gains. Usually, any dividends and distributions of net realized gains are taxable events. Unless the account application instructs otherwise, distributions will be reinvested in additional Fund shares. Distributions are paid to shareholders on the first business day after the month ends.

      This is only a summary of some of the important income tax considerations that may affect Fund shareholders. Shareholders should consult their tax adviser regarding specific questions as to the effect of federal, state or local income taxes on an investment in the Fund.

ADDITIONAL INFORMATION

DISTRIBUTION OF TRUST SHARES

      The Trust does not incur any direct distribution expenses related to the Fund. However, the Trust has adopted a Distribution Plan in accordance with Rule 12b-1 under the Investment Company Act of 1940, which authorizes the use of any fees received by the Manager in accordance with the Management and Administrative Services Agreement to be used for the sale and distribution of Fund shares.

MASTER-FEEDER STRUCTURE

      The Fund operates under a master-feeder structure. This means that the Fund is a "feeder" fund that invests all of its investable assets in a "master" fund with the same investment objective. The "master" fund purchases securities for investment. The master-feeder structure works as follows:

                            -----------------------
                                    Investor
                            -----------------------

                                             PURCHASES SHARES OF
                            -----------------------
                                  Feeder Fund
                            -----------------------

                                             WHICH INVESTS IN
                            -----------------------
                                  Master Fund
                            -----------------------

                                             WHICH BUYS
                            -----------------------
                             Investment Securities
                            -----------------------

      The Fund can withdraw its investment in the Portfolio at any time if the Board determines that it is in the best interest of the Fund and its shareholders to do so. If this happens, the Fund's assets will be invested according to the investment policies and restrictions described in this Prospectus.

YEAR 2000

      The Fund could be affected adversely if the computer systems used by the Manager, the Fund's other service providers, or companies in which the Fund invests do not properly process and calculate information that relates to dates beginning on January 1, 2000 and beyond. Due to the Fund's reliance on various service providers to perform essential functions, the Fund could have difficulty calculating its NAV, processing orders for share redemptions and delivering account statements and other information to shareholders. The Manager has taken steps that it believes are reasonably designed to address the potential failure of computer systems used by the Manager and the Fund's service providers to address the Year 2000 issue. There can be no assurance that the steps taken by the Manager will be sufficient to avoid any adverse impact.

      In evaluating current and potential portfolio positions, Year 2000 is one of the factors that the Manager takes into consideration. The Manager will rely upon public filings and other statements made by companies regarding their Year 2000 readiness. Issuers in countries outside of the U.S. may not be required to make the level of disclosure regarding Year 2000 readiness that is required in the U.S. If the value of the Fund's investment is adversely affected by a Year 2000 problem, the NAV of the Fund may be affected as well.

FINANCIAL HIGHLIGHTS

      Financial highlights are not available for the Fund, because as of the date of this Prospectus, it had not commenced active operations.

ADDITIONAL INFORMATION

   Additional information about the Fund and its investment policies is found in the Statement of Additional Information ("SAI"). The SAI is incorporated in this Prospectus by reference (it is legally part of this Prospectus). A current SAI is on file with the Securities and Exchange Commission (SEC). Request a free copy of this document by calling (800) 967-9009.

To obtain more information about the Fund:

                        BY TELEPHONE:
                        Call (800) 967-9009

                        BY MAIL:
                        American Select Funds
                        P.O. Box 619003, MD5645
                        DFW Airport, TX 75261-9003


Copies of the SAI may also be obtained from the SEC Public Reference Room in Washington, D.C. The Public Reference Room can be reached at (800) 732-0330 or by mailing a request, including a duplicating fee to: SEC's Public Reference Section, 450 5th Street NW, Washington, D.C. 20549-6009.

                             FUND SERVICE PROVIDERS

            CUSTODIAN                      TRANSFER AGENT
            ---------                      --------------
            State Street Bank and Trust    National Financial Data
            Company                        Services
            Boston, Massachusetts          Kansas City, Missouri

            INDEPENDENT AUDITORS           DISTRIBUTOR
            --------------------           -----------
            Ernst & Young LLP              SWS Financial Services, Inc.
            Dallas, Texas                  Dallas, Texas


                          [AMERICAN SELECT FUNDS LOGO]

                            SEC File Number 811-XXXX


American Airlines is not responsible for investments made in the American Select Funds. American Select Funds is a service mark of AMR Corporation. American Select Cash Reserve Fund is a service mark of AMR Investment Services, Inc.

                       STATEMENT OF ADDITIONAL INFORMATION

                       AMERICAN SELECT CASH RESERVE FUND(SERVICEMARK)

                                 JANUARY 1, 2000

     The American Select Cash Reserve Fund(SERVICEMARK) (the "Fund") is a separate investment portfolio of the American Select Funds (the "Select Trust"). The Select Trust is a no load, open-end, diversified management investment company. The Trust was organized as a Massachusetts business trust on August 18, 1999.

     The Fund seeks its investment objective by investing all of its investable assets in the AMR Investment Services Money Market Portfolio (the "Portfolio") of the AMR Investment Services Trust ("AMR Trust") that has an identical investment objective to the Fund.

     This Statement of Additional Information ("SAI") should be read in conjunction with the Fund's prospectus dated January 1, 2000 ("Prospectus"), a copy of which may be obtained without charge by calling (800) 967-9009. This SAI is not a prospectus and is authorized for distribution to prospective investors only if preceded or accompanied by a current Prospectus.


                                TABLE OF CONTENTS


Non-Principal Investment Strategies and Risks..................................2

Investment Restrictions........................................................2

Trustees and Officers of the Trust and the AMR Trust...........................4

Control Persons and 5% Shareholders............................................6

Management, Administrative Services and Distribution Fees......................7

Other Service Providers........................................................7

Redemptions in Kind............................................................7

Net Asset Value................................................................7

Tax Information................................................................8

Yield and Total Return Quotations..............................................9

Description of the Trust......................................................10

Other Information.............................................................10

Financial Statements..........................................................16

                  NON-PRINCIPAL INVESTMENT STRATEGIES AND RISKS

The Fund may:

      1. Invest in other investment companies to the extent permitted by the Investment Company Act of 1940 ("1940 Act") or exemptive relief granted by the Securities and Exchange Commission ("SEC").

      2. Loan securities to broker-dealers or other institutional investors. Securities loans will not be made if, as a result, the aggregate amount of all outstanding securities loans by the Portfolio exceeds 33 1/3% of its total assets (including the market value of collateral received). For purposes of complying with the Portfolio's investment policies and restrictions, collateral received in connection with securities loans is deemed an asset of the Portfolio to the extent required by law. AMR Investment Services, Inc. (the "Manager") receives compensation for administrative and oversight functions with respect to securities lending. The amount of such compensation depends on the income generated by the loan of the securities. The Portfolio continues to receive interest on the securities loaned and simultaneously earns either interest on the investment of the cash collateral or fee income if the loan is otherwise collateralized.

      3.  Enter  into  repurchase  agreements.  A  repurchase  agreement  is  an agreement under which securities are acquired by the Portfolio from a securities dealer or bank subject to resale at an agreed upon price on a later date. The Portfolio bears a risk of loss in the event that the other party to a repurchase agreement defaults on its obligations and the Portfolio is delayed or prevented from exercising its rights to dispose of the collateral securities. However, the Manager attempts to minimize this risk by entering into repurchase agreements only with financial institutions which are deemed to be of good financial standing and which have been approved by the AMR Trust's Board of Trustees ("AMR Trust Board").

      4. Purchase securities in private placement offerings made in reliance on the "private placement" exemption from registration afforded by Section 4(2) of the Securities Act of 1933 ("1933 Act"), and resold to qualified institutional buyers under Rule 144A under the 1933 Act ("Section 4(2) securities"). The Portfolio will not invest more than 10% of its respective net assets in Section 4(2) securities and illiquid securities unless the applicable investment adviser determines, by continuous reference to the appropriate trading markets and pursuant to guidelines approved by the AMR Trust Board, that any Section 4(2) securities held by the Portfolio in excess of this level are at all times liquid.


                             INVESTMENT RESTRICTIONS

     The Fund has the following fundamental investment policy that enables it to invest in the Portfolio:

         Notwithstanding any other limitation, the Fund may invest all of its investable assets in an open-end management investment company with substantially the same investment objectives, policies and limitations as the Fund. For this purpose, "all of the Fund's investable assets" means that the only investment securities that will be held by the Fund will be the Fund's interest in the investment company.

     All other fundamental investment policies and the non-fundamental policies of the Fund and the Portfolio are identical. Therefore, although the following discusses the investment policies of the Portfolio and the AMR Trust Board, it applies equally to the Fund and the Select Trust's Board of Trustees ("Select Trust Board").

     In addition to the investment limitations noted in the Prospectus, the following seven restrictions have been adopted by the Portfolio and may be changed only by the majority vote of the Portfolio's outstanding interests. "Majority of the outstanding voting securities" under the Investment Company Act of 1940, as amended (the "1940 Act"), and as used herein means, with respect to the Portfolio, the lesser of (a) 67% of the interests of the Portfolio present at the meeting if the holders of more than 50% of the interests are present and represented at the interest holders' meeting or (b) more than 50% of the interests of the Portfolio. Whenever the Fund is requested to vote on a change in the investment restrictions of the Portfolio, the Fund will hold a meeting of its shareholders and will cast its votes as instructed by its shareholders. The percentage of the Fund's votes representing the shareholders not voting will be voted by the Select Trust Board in the same proportion as those Fund shareholders who do, in fact, vote.

The Portfolio may not:

     1. Purchase or sell real estate or real estate limited partnership interests, provided, however, that the Portfolio may invest in securities secured by real estate or interests therein or issued by companies which invest in real estate or interests therein when consistent with the other policies and limitations described in the Prospectus.

     2. Purchase or sell commodities (including direct interests and/or leases in oil, gas or minerals) or commodities contracts, except with respect to forward foreign currency exchange contracts, foreign currency futures contracts and when-issued securities when consistent with the other policies and limitations described in the Prospectus.

     3. Engage in the business of underwriting securities issued by others except to the extent that, in connection with the disposition of securities, the Portfolio may be deemed an underwriter under federal securities law.

     4. Make loans to any person or firm, provided, however, that the making of a loan shall not be construed to include (i) the acquisition for investment of bonds, debentures, notes or other evidences of indebtedness of any corporation or government which are publicly distributed or (ii) the entry into repurchase agreements and further provided, however, that the Portfolio may lend its investment securities to broker-dealers or other institutional investors in accordance with the guidelines stated in the Prospectus.

     5. Purchase from or sell portfolio securities to its officers, Trustees or other "interested persons" of the AMR Trust, as defined in the 1940 Act, including its investment advisers and their affiliates, except as permitted by the 1940 Act and exemptive rules or orders thereunder.

     6. Issue senior securities except that the Portfolio may engage in when-issued and forward commitment transactions.

     7. Borrow money, except from banks or through reverse repurchase agreements for temporary purposes in an aggregate amount not to exceed 10% of the value of its total assets at the time of borrowing. In addition, although not a fundamental policy, the Portfolio intends to repay any money borrowed before any additional portfolio securities are purchased. See "Other Information" for a further description regarding reverse repurchase agreements.

     8. Invest more than 5% of its total assets (taken at market value) in securities of any one issuer, other than obligations issued by the U.S. Government, its agencies and instrumentalities, or purchase more than 10% of the voting securities of any one issuer, with respect to 75% of the Portfolio's total assets.

     9. Invest more than 25% of its total assets in the securities of companies primarily engaged in any one industry, provided that: (i) this limitation does not apply to obligations issued or guaranteed by the U.S. Government, its agencies and instrumentalities; (ii) municipalities and their agencies and authorities are not deemed to be industries; and (iii) financial service companies are classified according to the end users of their services (for example, automobile finance, bank finance, and diversified finance will be considered separate industries).

      The following non-fundamental investment restrictions may be changed with respect to the Fund by a vote of a majority of the Select Trust Board or, with respect to the Portfolio, by a vote of a majority of the AMR Trust Board. The Portfolio may not:

      1. Invest more than 15% of its net assets in illiquid securities, including time deposits and repurchase agreements that mature in more than seven days; or

      2. Purchase securities on margin, effect short sales (except that the Portfolio may obtain such short term credits as may be necessary for the clearance of purchases or sales of securities) or purchase or sell call options or engage in the writing of such options.

      The Portfolio may invest up to 10% of its total assets in the securities of other investment companies to the extent permitted by law. The Portfolio may incur duplicate advisory or management fees when investing in another mutual fund.


                    TRUSTEES AND OFFICERS OF THE TRUST AND THE AMR TRUST

     The Select Trust Board and the AMR Trust Board provide broad supervision over the Select Trust's affairs. The Manager is responsible for the management and the administration of the Select Trust's assets, and the Select Trust's officers are responsible for the Select Trust's operations. The Trustees and officers of the Select Trust and the AMR Trust are listed below, together with their principal occupations during the past five years. Unless otherwise indicated, the address of each person listed below is 4333 Amon Carter Boulevard, MD 5645, Fort Worth, Texas 76155.


                                  POSITION
                                  WITH
NAME, AGE AND ADDRESS             THE TRUSTS          PRINCIPAL OCCUPATION DURING PAST 5 YEARS
---------------------             ----------          ----------------------------------------
William F. Quinn* (51)            Trustee and         President, AMR Investment Services, Inc.
                                  President           (1986-Present); Chairman, American
                                                      Airlines   Employees   Federal  Credit
                                                      Union (October 1989-Present); Trustee,
                                                      American       Performance       Funds
                                                      (1990-1994);  Director,  Crescent Real
                                                      Estate Equities, Inc.  (1994-Present);
                                                      Trustee,   American  AAdvantage  Funds
                                                      (1987-Present);    Trustee,   American
                                                      AAdvantage        Mileage        Funds
                                                      (1995-Present);    Trustee,   American
                                                      Select Funds (1999-Present).

Alan D. Feld (63)                 Trustee             Partner, Akin, Gump, Strauss, Hauer &
1700 Pacific Avenue                                   Feld, LLP (1960-Present)#; Director,
Suite 4100                                            Clear Channel Communications
Dallas, Texas  75201                                  (1984-Present); Director, CenterPoint
                                                      Properties, Inc. (1994-Present); Trustee,
                                                      American AAdvantage Funds (1996-
                                                      Present); Trustee, American AAdvantage
                                                      Mileage Funds (1996-Present); Trustee,
                                                      American Select Funds (1999-Present).

Ben J. Fortson (67)               Trustee             President and CEO, Fortson Oil Company
301 Commerce Street                                   (1958-Present); Director, Kimbell Art
Suite 3301                                            Foundation (1964-Present); Director,
Fort Worth, Texas  76102                              Burnett Foundation (1987-Present);
                                                      Honorary   Trustee,   Texas  Christian
                                                      University  (1986-Present);   Trustee,
                                                      American        AAdvantage       Funds
                                                      (1996-Present);    Trustee,   American
                                                      AAdvantage        Mileage        Funds
                                                      (1996-Present);    Trustee,   American
                                                      Select Funds (1999-Present).


                                       4

                                  POSITION
                                  WITH
NAME, AGE AND ADDRESS             THE TRUSTS          PRINCIPAL OCCUPATION DURING PAST 5 YEARS
---------------------             ----------          ----------------------------------------

John S. Justin (82)               Trustee             Chairman (1969-Present), Chief Executive
2821 West Seventh Street                              Officer (1969-1999), Justin Industries,
Fort Worth, Texas  76107                              Inc. (a diversified holding company);
                                                      Executive    Board    Member,     Blue
                                                      Cross/Blue     Shield     of     Texas
                                                      (1985-Present);   Board  Member,  Zale
                                                      Lipshy  Hospital (June  1993-Present);
                                                      Trustee,  Texas  Christian  University
                                                      (1980-Present); Director and Executive
                                                      Board   Member,   Moncrief   Radiation
                                                      Center (1985-Present); Director, Texas
                                                      New  Mexico  Enterprises  (1984-1993);
                                                      Director,   Texas  New  Mexico   Power
                                                      Company (1979-1993); Trustee, American
                                                      AAdvantage    Funds    (1989-Present);
                                                      Trustee,  American  AAdvantage Mileage
                                                      Funds     (1995-Present);     Trustee,
                                                      American Select Funds (1999-Present).

Stephen D. O'Sullivan*            Trustee             Consultant (1994-Present); Vice President
(64)                                                  and Controller, American Airlines, Inc.
                                                      (1985-1994); Trustee, American AAdvantage
                                                      Funds (1987-Present); Trustee, American
                                                      AAdvantage Mileage Funds (1995-Present);
                                                      Trustee, American Select Funds (1999-Present).

Roger T. Staubach (57)            Trustee             Chairman of the Board and Chief Executive
15601 Dallas Parkway,                                 Officer of The Staubach Company (a
Suite 400                                             commercial real estate company)
Dallas, TX  75001                                     (1982-Present); Director, Brinker
                                                      International          (1993-Present);
                                                      Director,  International  Home  Foods,
                                                      Inc.     (1997-Present);      Trustee,
                                                      Institute   for   Aerobics   Research;
                                                      Member,       Executive       Council,
                                                      Daytop/Dallas;  Member, National Board
                                                      of  Governors,  United Way of America;
                                                      former   quarterback   of  the  Dallas
                                                      Cowboys  professional  football  team;
                                                      Trustee,   American  AAdvantage  Funds
                                                      (1995-Present);    Trustee,   American
                                                      AAdvantage        Mileage        Funds
                                                      (1995-Present);    Trustee,   American
                                                      Select Funds (1999-Present).

Kneeland Youngblood (44)          Trustee             Managing Partner, Pharos Capital Group,
100 Crescent Court                                    L.L.C. (a private equity firm)
Suite 1740                                            (1998-Present); Trustee, Teachers
Dallas, Texas  75201                                  Retirement System of Texas (1993-Present);
                                                      Director,   United  States  Enrichment
                                                      Corporation   (1993-1998),   Director,
                                                      Just  For  the  Kids   (1995-Present);
                                                      Director,   Starwood  Financial  Trust
                                                      (1998-Present);   Member,  Council  on
                                                      Foreign   Relations    (1995-Present);
                                                      Trustee,   American  AAdvantage  Funds
                                                      (1996-Present);    Trustee,   American
                                                      AAdvantage        Mileage        Funds
                                                      (1996-Present);    Trustee,   American
                                                      Select Funds (1999-Present).

Nancy A. Eckl (37)                Vice                Vice President, AMR Investment Services,
                                  President           Inc. (December 1990-Present).

Michael W. Fields (45)            Vice                Vice President, AMR Investment Services,
                                  President           Inc. (August 1988-Present).

Barry Y. Greenberg (36)           Vice                Vice President, Legal and Compliance, AMR
                                  President           Investment Services, Inc. (1995-Present);
                                  and                 Branch Chief (1992-1995) and Staff
                                  Assistant           Attorney (1988-1992), Securities and
                                  Secretary           Exchange Commission.


                                       5

                                  POSITION
                                  WITH
NAME, AGE AND ADDRESS             THE TRUSTS          PRINCIPAL OCCUPATION DURING PAST 5 YEARS
---------------------             ----------          ----------------------------------------

Rebecca L. Harris (33)            Treasurer           Vice President, Finance (1995-Present),
                                                      Controller (1991-1995), AMR Investment
                                                      Services, Inc.

John B. Roberson (41)             Vice                Vice President, AMR Investments Services,
                                  President           Inc. (1991-Present).

Robert J. Zutz (46)               Secretary           Partner, Kirkpatrick & Lockhart LLP (law
1800 Massachusetts Ave. NW                            firm).
Washington, D.C. 20036

* Messrs. Quinn and O'Sullivan are deemed to be "interested persons" of the Select Trust and the AMR Trust as defined by the 1940 Act.

# The law firm of Akin, Gump, Strauss, Hauer & Feld LLP ("Akin, Gump") provides legal services to American Airlines, Inc., an affiliate of the Manager. Mr. Feld has advised the Select Trust that he has had no material involvement in the services provided by Akin, Gump to American Airlines, Inc. and that he has received no material benefit in connection with these services. Akin, Gump does not provide legal services to the Manager or AMR Corporation.

   All Trustees and officers as a group own less than 1% of the outstanding shares of the Fund.

As compensation for their services to the Select Trust, the AMR Trust, the American AAdvantage Funds and the American AAdvantage Mileage Funds (collectively, the "Trusts"), the Independent Trustees and their spouses receive free air travel from American Airlines, Inc., an affiliate of the Manager. The Trusts pay American Airlines, Inc. any service charges incurred in providing free airline travel to the Trustees. The Trusts also compensate each Trustee with payments in an amount equal to the Trustees' income tax on the value of this free airline travel. Mr. O'Sullivan, as a retiree of American Airlines, Inc., already receives flight benefits. The Trusts will compensate Mr. O'Sullivan up to $10,000 annually to cover his personal flight service charges and the charges for his three adult children, as well as any income tax charged on the value of these flight benefits. Trustees will also be reimbursed for any expenses incurred in attending Board meetings. The Select Trust and the AMR Trust each pay its proportionate share of the Trustees' compensation. The amounts in the table are estimated based on compensation to Trustees from the AMR Trust for the fiscal year ended October 31, 1998. Trustees' usage of the air travel benefits may vary from historical levels.

                                                       Estimated
                                                       Pension or              Estimated            Estimated
                                   Estimated           Retirement               Annual                Total
                                    Aggrgate             Benefits               Benefits           Compensation
                                  Compensation          Accrued as Part           Upon                From the
Name of Trustee                   From the Fund      of the Fund's Expenses     Retirement        Trusts (30 Funds)
---------------                   -------------      ----------------------     ----------        -----------------
William F. Quinn                      $0                    $0                     $0                   $0
Alan D. Feld                        $1,850                  $0                     $0                $35,600
Ben J. Fortson                      $1,820                  $0                     $0                $35,000
John S. Justin                       $85                    $0                     $0                 $1,600
Stephen D. O'Sullivan                $300                   $0                     $0                 $5,500
Roger T. Staubach                    $900                   $0                     $0                $17,500
Kneeland Youngblood                 $4,150                  $0                     $0                $79,500


                       CONTROL PERSONS AND 5% SHAREHOLDERS

     The Manager is deemed to control the Fund by virtue of its ownership of more than 25% of the outstanding shares of the Fund as of January 1, 2000.

                 MANAGEMENT, ADMINISTRATIVE SERVICES AND DISTRIBUTION FEES

      The Manager is paid a management fee as compensation for providing the Select Trust and the AMR Trust with advisory and asset allocation services. Pursuant to management and administrative services agreements, the Manager provides the Select Trust and the AMR Trust with office space, office equipment and personnel necessary to manage and administer the Trusts' operations. This includes:
      o  complying  with  reporting  requirements;
      o  corresponding  with shareholders;
      o maintaining internal bookkeeping, accounting and auditing and records; and
      o  supervising the provision of services to the Trusts by third parties.

     Since the Select Trust began operations on January 1, 2000, no management fees have been paid as of the date of this SAI. The Manager has contractually agreed to waive a portion of its management fees through December 31, 2000, to the extent that the Fund's total annual operating expenses exceed 0.12%.

     In addition to the management fee, the Manager is paid an administrative services fee for providing administrative and management services (other than investment advisory services) to the Fund. Because the Fund has only been in operation since January 1, 2000, no administrative services fees have been paid as of the date of this SAI.

     The Manager receives compensation for administrative and oversight functions with respect to securities lending of the Portfolio. Since the Fund began operations on January 1, 2000, no securities lending fees for the Fund have been paid to the Manager as of the date of this SAI.

     SWS Financial Services, located at 7001 Preston Road, Dallas, Texas 75205, is the distributor and principal underwriter of the Fund's shares, and as such, receives an annualized fee of $50,000 from the Manager for distributing shares of the Select Trust, the American AAdvantage Funds and the American AAdvantage Mileage Funds.


                             OTHER SERVICE PROVIDERS

      The transfer agent for the Select Trust is State Street Bank & Company ("State Street"), Boston, Massachusetts, who provides transfer agency services to Fund shareholders directly and through its affiliate National Financial Data Services, Kansas City, Missouri. State Street also serves as the custodian for the Portfolio and the Fund. The independent auditor for the Fund and the AMR Trust is Ernst & Young LLP, Dallas, Texas.


                               REDEMPTIONS IN KIND

     Although the Fund intends to redeem shares in cash, it reserves the right to pay the redemption price in whole or in part by a distribution of readily marketable securities held by the Portfolio. However, shareholders always will be entitled to redeem shares for cash up to the lesser of $250,000 or 1% of the Fund's net asset value during any 90-day period. Redemption in kind is not as liquid as a cash redemption. In addition, if redemption is made in kind, shareholders who receive securities and sell them could receive less than the redemption value of their securities and could incur certain transactions costs.


                                 NET ASSET VALUE

     It is the policy of the Fund to attempt to maintain a constant price per share of $1.00. There can be no assurance that a $1.00 net asset value per share will be maintained. The portfolio instruments held by the Portfolio are valued based on the amortized cost valuation technique pursuant to Rule 2a-7 under the 1940 Act. This involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, even though the portfolio security may increase or decrease in market value. Such market fluctuations are generally in response to changes in interest rates. Use of the amortized cost valuation method requires the Portfolio to purchase instruments having remaining maturities of 397 days or less, to maintain a dollar-weighted average portfolio maturity of 90 days or less, and to invest only in securities determined by the AMR Trust Board to be of high quality with minimal credit risks. The Portfolio may invest in issuers or instruments that at the time of purchase have received the highest short-term rating by two Rating Organizations, such as "D-1" by Duff & Phelps and "F-1" by Fitch IBCA, Inc., and have received the next highest short-term rating by other Rating Organizations, such as "A-2" by Standard & Poors and "P-2" by Moody's Investors Service, Inc. See "Ratings of Municipal Obligations" and "Ratings of Short-Term Obligations" for further information concerning ratings.


                                 TAX INFORMATION

TAXATION OF THE FUND

     To qualify for treatment as a regulated investment company ("RIC") under the Internal Revenue Code of 1986, as amended ("Code"), the Fund (which is treated as a separate corporation for these purposes) must, among other requirements:

     o Derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of securities or certain other income;

     o Diversify its investments in securities within certain statutory limits ("Diversification Requirement"); and

     o Distribute annually to its shareholders at least 90% of its investment company taxable income (generally, taxable net investment income plus net short-term capital gain) ("Distribution Requirement").

     The Fund, as an investor in the Portfolio, is deemed to own a proportionate share of the Portfolio's assets and to earn the income on that share for purposes of determining whether the Fund satisfies the Income and Diversification Requirements. If the Fund failed to qualify as a RIC for any taxable year, it would be taxed on the full amount of its taxable income for that year without being able to deduct the distributions it makes to its shareholders and the shareholders would treat all those distributions as dividends (that is, ordinary income) to the extent of the Fund's earnings and profits.

TAXATION OF THE PORTFOLIO

     The Portfolio should be classified as a separate partnership for federal income tax purposes and is not a "publicly traded partnership." As a result, the Portfolio is not or should not be subject to federal income tax; instead, each investor in the Portfolio, such as the Fund, is required to take into account in determining its federal income tax liability its share of the Portfolio's income, gains, losses, deductions, credits and tax preference items, without regard to whether it has received any cash distributions from the Portfolio.

     Because, as noted above, the Fund is deemed to own a proportionate share of the Portfolio's assets and to earn a proportionate share of the Portfolio's income for purposes of determining whether the Fund satisfies the requirements to qualify as a RIC, the Portfolio intends to conduct its operations so that the Fund will be able to satisfy all those requirements.

     Distributions to the Fund from the Portfolio (whether pursuant to a partial or complete withdrawal or otherwise) will not result in the Fund's recognition of any gain or loss for federal income tax purposes, except that (1) gain will be recognized to the extent any cash that is distributed exceeds the Fund's basis for its interest in the Portfolio before the distribution, (2) income or gain will be recognized if the distribution is in liquidation of the Fund's entire interest in the Portfolio and includes a disproportionate share of any unrealized receivables held by the Portfolio and (3) loss will be recognized if a liquidation distribution consists solely of cash and/or unrealized receivables. The Fund's basis for its interest in the Portfolio generally will equal the amount of cash and the basis of any property the Fund invests in the Portfolio, increased by the Fund's share of the Portfolio's net income and gains and decreased by (a) the amount of cash and the basis of any property the Portfolio distributes to the Fund and (b) the Fund's share of the Portfolio's losses.

     This is only a summary of some of the important federal tax considerations affecting the Fund and its shareholders and is not intended as a substitute for careful tax planning. Accordingly, prospective investors are advised to consult their own tax advisers for more detailed information regarding the above and for information regarding federal, state, local and foreign taxes.


                        YIELD AND TOTAL RETURN QUOTATIONS

     A quotation of yield on shares of the Fund may appear from time to time in advertisements and in communications to shareholders and others. Quotations of yields are indicative of yields for the limited historical period used but not for the future. Yield will vary as interest rates and other conditions change. Yield also depends on the quality, length of maturity and type of instruments invested in by the Fund, and the Fund's operating expenses. A comparison of the quoted yields offered for various investments is valid only if yields are calculated in the same manner. In addition, other similar investment companies may have more or less risk due to differences in the quality or maturity of securities held.

     The yield of the Fund may be calculated in one of two ways:

     (1) Current Yield--the net average annualized return without compounding accrued interest income. For a 7-day current yield, this is computed by dividing the net change in value over a 7 calendar-day period of a hypothetical account having one share at the beginning of a 7 calendar-day period by the value of the account at the beginning of this period to determine the "base period return". The quotient is multiplied by 365 divided by 7 and stated to two decimal places. A daily current yield is calculated by multiplying the net change in value over one day by 365 and stating it to two decimal places. Income other than investment income and capital changes, such as realized gains and losses from the sale of securities and unrealized appreciation and depreciation, are excluded in calculating the net change in value of an account. However, this calculation includes the aggregate fees and other expenses that are charged to all shareholder accounts in the Fund. In determining the net change in value of a hypothetical account, this value is adjusted to reflect the value of any additional shares purchased with dividends from the original share and dividends declared on both the original share and any such additional shares.

     (2) Effective Yield--the net average annualized return as computed by compounding accrued interest income. In determining the 7-day effective yield, the Fund will compute the "base period return" in the same manner used to compute the "current yield" over a 7 calendar-day period as described above. One is then added to the base period return and the sum is raised to the 365/7 power. One is subtracted from the result, according to the following formula:

                  EFFECTIVE YIELD = [ (BASE PERIOD RETURN + 1)365/7 ] - 1

     Since the Fund began operations on January 1, 2000, its current and effective yields were not available as of the date of this SAI.

     The advertised total return for the Fund would be calculated by equating an initial amount invested in the Fund to the ending redeemable value, according to the following formula:

                                 P(1 + T)N= ERV

where "P" is a hypothetical initial payment of $1,000; "T" is the average annual total return for the Fund; "n" is the number of years involved; and "ERV" is the ending redeemable value of a hypothetical $1,000 payment made in the Fund at the beginning of the investment period covered.

    The Fund also may use "aggregate" total return figures for various periods, which represent the cumulative change in value of an investment in a Fund for the specific period. Such total returns reflect changes in share prices of a Fund and assume reinvestment of dividends and distributions.

     In reports or other communications to shareholders or in advertising material, the Fund may from time to time compare its performance with that of other mutual funds in rankings prepared by Lipper Analytical Services, Inc., Morningstar, Inc., IBC Financial Data, Inc. and other similar independent services which monitor the performance of mutual funds or publications such as the "New York Times," "Barrons" and the "Wall Street Journal." The Fund also may compare its performance with various indices prepared by independent services such as Merrill Lynch or Lehman Brothers or to unmanaged indices that may assume reinvestment of dividends but generally do not reflect deductions for administrative and management costs.

     Advertisements for the Fund may mention that the Fund offer a variety of investment options. They also may compare the Fund to federally insured investments such as bank certificates of deposit and credit union deposits, including the long-term effects of inflation on these types of investments. Advertisements also may compare the historical rate of return of different types of investments.

     Listings for the Fund may be found in newspapers under the heading "Amer Select".


                            DESCRIPTION OF THE TRUST

     The Select Trust, organized on August 18, 1999, is an entity of the type commonly known as a "Massachusetts business trust." Under Massachusetts law, shareholders of such a trust may, under certain circumstances, be held personally liable for its obligations. However, the Trust's Declaration of Trust contains an express disclaimer of shareholder liability for acts or obligations of the Trust and provides for indemnification and reimbursement of expenses out of Trust property for any shareholder held personally liable for the obligations of the Trust. The Declaration of Trust also provides that the Trust may maintain appropriate insurance (for example, fidelity bonding) for the protection of the Trust, its shareholders, Trustees, officers, employees and agents to cover possible tort and other liabilities. Thus, the risk of a shareholder incurring financial loss due to shareholder liability is limited to circumstances in which both inadequate insurance existed and the Trust itself was unable to meet its obligations. The Trust has not engaged in any other business.


                                OTHER INFORMATION

     ASSET-BACKED SECURITIES-Through the use of trusts and special purpose subsidiaries, various types of assets (primarily home equity loans, automobile and credit card receivables, other types of receivables/assets as well as purchase contracts, financing leases and sales agreements entered into by municipalities) are securitized in pass-through structures similar to Mortgage-Backed Securities, as described below. The Portfolio is permitted to invest in asset-backed securities, subject to the Portfolio's rating and quality requirements.

     BANK DEPOSIT NOTES-Bank deposit notes are obligations of a bank, rather than bank holding company corporate debt. The only structural difference between bank deposit notes and certificates of deposit is that interest on bank deposit notes is calculated on a 30/360 basis as are corporate notes/bonds. Similar to certificates of deposit, deposit notes represent bank level investments and, therefore, are senior to all holding company corporate debt.

     BANKERS' ACCEPTANCES-Bankers' acceptances are short-term credit instruments designed to enable businesses to obtain funds to finance commercial transactions. Generally, an acceptance is a time draft drawn on a bank by an exporter or an importer to obtain a stated amount of funds to pay for specific merchandise. The draft is then "accepted" by a bank that, in effect, unconditionally guarantees to pay the face value of the instrument on its maturity date. The acceptance may then be held by the accepting bank as an earning asset or it may be sold in the secondary market at the going rate of discount for a specific maturity. Although maturities for acceptances can be as long as 270 days, most acceptances have maturities of six months or less.

     CASH EQUIVALENTS-Cash equivalents include certificates of deposit, bearer deposit notes, bankers' acceptances, government obligations, commercial paper, short-term corporate debt securities and repurchase agreements.

     CERTIFICATES OF DEPOSIT-Certificates of deposit are issued against funds deposited in an eligible bank (including its domestic and foreign branches, subsidiaries and agencies), are for a definite period of time, earn a specified rate of return and are normally negotiable.

     COMMERCIAL PAPER-Commercial paper refers to promissory notes representing an unsecured debt of a corporation or finance company with a fixed maturity of no more than 270 days. A variable amount master demand note (which is a type of commercial paper) represents a direct borrowing arrangement involving periodically fluctuating rates of interest under a letter agreement between a commercial paper issuer and an institutional lender pursuant to which the lender may determine to invest varying amounts.

     DERIVATIVES-Generally, a derivative is a financial arrangement, the value of which is based on, or "derived" from, a traditional security, asset or market index. Some "derivatives" such as mortgage-related and other asset-backed securities are in many respects like any other investment, although they may be more volatile or less liquid than more traditional debt securities. There are, in fact, many different types of derivatives and many different ways to use them. There are a range of risks associated with those uses.

     EURODOLLAR AND YANKEEDOLLAR OBLIGATIONS-Eurodollar obligations are U.S. dollar obligations issued outside the United States by domestic or foreign entities, while Yankeedollar obligations are U.S. dollar obligations issued inside the United States by foreign entities. There is generally less publicly available information about foreign issuers and there may be less governmental regulation and supervision of foreign stock exchanges, brokers and listed companies. Foreign issuers may use different accounting and financial standards, and the addition of foreign governmental restrictions may affect adversely the payment of principal and interest on foreign investments. In addition, not all foreign branches of United States banks are supervised or examined by regulatory authorities as are United States banks, and such branches may not be subject to reserve requirements.

     FULL FAITH AND CREDIT OBLIGATIONS OF THE U.S. GOVERNMENT-Securities issued or guaranteed by the U.S. Treasury, backed by the full taxing power of the U.S. Government or the right of the issuer to borrow from the U.S. Treasury.

     ILLIQUID SECURITIES-Historically, illiquid securities have included securities subject to contractual or legal restrictions on resale because they have not been registered under the 1933 Act, securities that are otherwise not readily marketable and repurchase agreements having a remaining maturity of longer than seven calendar days. Securities that have not been registered under the 1933 Act are referred to as private placements or restricted securities and are purchased directly from the issuer or in the secondary market. Mutual funds do not typically hold a significant amount of these restricted or other illiquid securities because of the potential for delays on resale and uncertainty in valuation. Limitations on resale may have an adverse effect on the marketability of portfolio securities and a mutual fund might be unable to dispose of restricted or other illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemptions within seven calendar days. A mutual fund also might have to register such restricted securities in order to dispose of them resulting in additional expense and delay. Adverse market conditions could impede such a public offering of securities.

     In recent years, however, a large institutional market has developed for certain securities that are not registered under the 1933 Act, including repurchase agreements, commercial paper, foreign securities, municipal securities and corporate bonds and notes. Institutional investors depend on an efficient institutional market in which the unregistered security can be readily resold or on an issuer's ability to honor a demand for repayment. However, the fact that there are contractual or legal restrictions on resale of such investments to the general public or to certain institutions may not be indicative of their liquidity.

     LOAN PARTICIPATION INTERESTS-Loan participation interests represent interests in bank loans made to corporations. The contractual arrangement with the bank transfers the cash stream of the underlying bank loan to the participating investor. Because the issuing bank does not guarantee the participations, they are subject to the credit risks generally associated with the underlying corporate borrower. In addition, because it may be necessary under the terms of the loan participation for the investor to assert through the issuing bank such rights as may exist against the underlying corporate borrower, in the event the underlying corporate borrower fails to pay principal and interest when due, the investor may be subject to delays, expenses and risks that are greater than those that would have been involved if the investor had purchased a direct obligation (such as commercial paper) of such borrower.
Moreover, under the terms of the loan participation, the investor may be regarded as a creditor of the issuing bank (rather than of the underlying corporate borrower), so that the issuer also may be subject to the risk that the issuing bank may become insolvent. Further, in the event of the bankruptcy or insolvency of the corporate borrower, the loan participation may be subject to certain defenses that can be asserted by such borrower as a result of improper conduct by the issuing bank. The secondary market, if any, for these loan participations is extremely limited and any such participations purchased by the investor are regarded as illiquid.

     LOAN TRANSACTIONS-Loan transactions involve the lending of securities to a broker-dealer or institutional investor for its use in connection with short sales, arbitrages or other security transactions. The purpose of a qualified loan transaction is to afford a lender the opportunity to continue to earn income on the securities loaned and at the same time earn fee income or income on the collateral held by it.

     Securities loans will be made in accordance with the following  conditions:
(1) the Portfolio must receive at least 100% collateral in the form of cash or cash equivalents, securities of the U.S. Government and its agencies and instrumentalities, and approved bank letters of credit; (2) the borrower must increase the collateral whenever the market value of the loaned securities (determined on a daily basis) rises above the level of collateral; (3) the Portfolio must be able to terminate the loan after notice, at any time; (4) the Portfolio must receive reasonable interest on the loan or a flat fee from the borrower, as well as amounts equivalent to any dividends, interest or other distributions on the securities loaned, and any increase in market value of the loaned securities; (5) the Portfolio may pay only reasonable custodian fees in connection with the loan; and (6) voting rights on the securities loaned may pass to the borrower, provided, however, that if a material event affecting the investment occurs, the AMR Trust Board must be able to terminate the loan and vote proxies or enter into an alternative arrangement with the borrower to enable the AMR Trust Board to vote proxies.

     While there may be delays in recovery of loaned securities or even a loss of rights in collateral supplied should the borrower fail financially, loans will be made only to firms deemed by the AMR Trust Board to be of good financial standing and will not be made unless the consideration to be earned from such loans would justify the risk. If the borrower of the securities fails financially, there is a risk of delay in recovery of the securities loaned or loss of rights in the collateral. Such loan transactions are referred to in this Statement of Additional Information as "qualified" loan transactions.

     The cash collateral so acquired through qualified loan transactions may be invested only in those categories of high quality liquid securities previously authorized by the AMR Trust Board.

     MORTGAGE-BACKED   SECURITIES-Mortgage-backed  securities  consist  of  both
collateralized mortgage obligations and mortgage pass-through certificates.

        COLLATERALIZED MORTGAGE OBLIGATIONS ("CMOs")-CMOs and interests in real estate mortgage investment conduits ("REMICs") are debt securities collateralized by mortgages, or mortgage pass-through securities. CMOs divide the cash flow generated from the underlying mortgages or mortgage pass-through securities into different groups referred to as "tranches," which are then retired sequentially over time in order of priority. The principal governmental issuers of such securities are the Federal National Mortgage Association
("FNMA"), a government sponsored corporation owned entirely by private stockholders and the Federal Home Loan Mortgage Corporation ("FHLMC"), a corporate instrumentality of the United States created pursuant to an act of Congress which is owned entirely by Federal Home Loan Banks. The issuers of CMOs are structured as trusts or corporations established for the purpose of issuing such CMOs and often have no assets other than those underlying the securities and any credit support provided. A REMIC is a mortgage securities vehicle that holds residential or commercial mortgages and issues securities representing interests in those mortgages. A REMIC may be formed as a corporation, partnership, or segregated pool of assets. The REMIC itself is generally exempt from federal income tax, but the income from the mortgages is reported by investors. For investment purposes, interests in REMIC securities are virtually indistinguishable from CMOs.

        MORTGAGE PASS-THROUGH CERTIFICATES-Mortgage pass-through certificates are issued by governmental, government-related and private organizations which are backed by pools of mortgage loans.

     (1) GOVERNMENT NATIONAL MORTGAGE ASSOCIATION ("GNMA") MORTGAGE PASS-THROUGH CERTIFICATES ("GINNIE MAES")-GNMA is a wholly-owned U.S. Government corporation within the Department of Housing and Urban Development. Ginnie Maes represent an undivided interest in a pool of mortgages that are insured by the Federal Housing Administration or the Farmers Home Administration or guaranteed by the Veterans Administration. Ginnie Maes entitle the holder to receive all payments (including prepayments) of principal and interest owed by the individual mortgagors, net of fees paid to GNMA and to the issuer which assembles the mortgage pool and passes through the monthly mortgage payments to the certificate holders (typically, a mortgage banking firm), regardless of whether the individual mortgagor actually makes the payment. Because payments are made to certificate holders regardless of whether payments are actually received on the underlying mortgages, Ginnie Maes are of the "modified pass-through" mortgage certificate type. The GNMA is authorized to guarantee the timely payment of principal and interest on the Ginnie Maes. The GNMA guarantee is backed by the full faith and credit of the United States, and the GNMA has unlimited authority to borrow funds from the U.S. Treasury to make payments under the guarantee. The market for Ginnie Maes is highly liquid because of the size of the market and the active participation in the secondary market of security dealers and a variety of investors.

     (2) FHLMC MORTGAGE PARTICIPATION CERTIFICATES ("FREDDIE MACS")-Freddie Macs represent interests in groups of specified first lien residential conventional mortgages underwritten and owned by the FHLMC. Freddie Macs entitle the holder to timely payment of interest, which is guaranteed by the FHLMC. The FHLMC guarantees either ultimate collection or timely payment of all principal payments on the underlying mortgage loans. In cases where the FHLMC has not guaranteed timely payment of principal, the FHLMC may remit the amount due because of its guarantee of ultimate payment of principal at any time after default on an underlying mortgage, but in no event later than one year after it becomes payable. Freddie Macs are not guaranteed by the United States or by any of the Federal Home Loan Banks and do not constitute a debt or obligation of the United States or of any Federal Home Loan Bank. The secondary market for Freddie Macs is highly liquid because of the size of the market and the active participation in the secondary market of the FHLMC, security dealers and a variety of investors.

     (3) FNMA GUARANTEED MORTGAGE PASS-THROUGH CERTIFICATES ("FANNIE MAES")-Fannie Maes represent an undivided interest in a pool of conventional mortgage loans secured by first mortgages or deeds of trust, on one family or two to four family, residential properties. The FNMA is obligated to distribute scheduled monthly installments of principal and interest on the mortgages in the pool, whether or not received, plus full principal of any foreclosed or otherwise liquidated mortgages. The obligation of the FNMA under its guarantee is solely its obligation and is not backed by, nor entitled to, the full faith and credit of the United States.

     (4) MORTGAGE-RELATED SECURITIES ISSUED BY PRIVATE ORGANIZATIONS-Pools created by non-governmental issuers generally offer a higher rate of interest than government and government-related pools because there are no direct or indirect government guarantees of payments in such pools. However, timely payment of interest and principal of these pools is often partially supported by various enhancements such as over-collateralization and senior/subordination structures and by various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance. The insurance and guarantees are issued by government entities, private insurers or the mortgage poolers. Although the market for such securities is becoming increasingly liquid, securities issued by certain private organizations may not be readily marketable.

     RATINGS OF LONG-TERM OBLIGATIONS-The Portfolio utilizes ratings provided by the following nationally recognized statistical rating organizations ("Rating Organizations") in order to determine eligibility of long-term obligations.

     The two highest Moody's Investors Service, Inc. ("Moody's") ratings for long-term obligations (or issuers thereof) are Aaa and Aa. Obligations rated Aaa are judged by Moody's to be of the best quality. Obligations rated Aa are judged to be of high quality by all standards. Together with the Aaa group, such debt comprises what is generally known as high-grade debt. Moody's states that debt rated Aa is rated lower than Aaa debt because margins of protection or other elements make long-term risks appear somewhat larger than for Aaa debt. Moody's also supplies numerical indicators 1, 2, and 3 to rating categories. The modifier 1 indicates that the security is in the higher end of its rating category; the modifier 2 indicates a mid-range ranking; and modifier 3 indicates a ranking toward the lower end of the category.

     The two highest Standard & Poor's ratings for long-term obligations are AAA and AA. Obligations rated AAA have the highest rating assigned by Standard &
Poor's. Capacity to pay interest and repay principal is extremely strong. Obligations rated AA have a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in a small degree.

     Duff & Phelps' two highest ratings for long-term obligations are AAA and AA. Obligations rated AAA have the highest credit quality with risk factors being negligible. Obligations rated AA are of high credit quality and strong protection factors. Risk is modest but may vary slightly from time to time because of economic conditions.

     Thomson BankWatch ("BankWatch") long-term debt ratings apply to specific issues of long-term debt and preferred stock. They specifically assess the likelihood of an untimely repayment of principal or interest over the term to maturity of the rated instrument. BankWatch's two highest ratings for long-term obligations are AAA and AA. Obligations rated AAA indicate that the ability to repay principal and interest on a timely basis is very high. Obligations rated AA indicate a superior ability to repay principal and interest on a timely basis, with limited incremental risk compared to issues rated in the highest category.

     Fitch IBCA, Inc. ("Fitch") investment grade bond ratings provide a guide to investors in determining the credit risk associated with a particular security. The ratings represent Fitch's assessment of the issuer's ability to meet the obligations of a specific debt issue or class of debt in a timely manner. Obligations rated AAA are considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonable foreseeable events. Bonds rated AA are considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA.

     Standard & Poor's, Duff & Phelps and Fitch apply indicators, such as "+","-," or no character, to indicate relative standing within the major rating categories.

     RATINGS OF SHORT-TERM OBLIGATIONS-The rating P-1 is the highest short-term rating assigned by Moody's. Among the factors considered by Moody's in assigning ratings are the following: (1) evaluations of the management of the issuer; (2) economic evaluation of the issuer's industry or industries and an appraisal of speculative-type risks which may be inherent in certain areas; (3) evaluation of the issuer's products in relation to competition and customer acceptance; (4) liquidity; (5) amount and quality of long-term debt; (6) trend of earnings over a period of ten years; (7) financial strength of a parent company and the relationships which exist with the issuer; and (8) recognition by the management of obligations which may be present or may arise as a result of public interest questions and preparations to meet such obligations.

     Short-term obligations (or issuers thereof) rated A-1 by Standard & Poor's have the following characteristics. Liquidity ratios are adequate to meet cash requirements. The issuer has access to at least two additional channels of borrowing. Basic earnings and cash flow have an upward trend with allowance made for unusual circumstances. Typically, the issuer's industry is well established and the issuer has a strong position within the industry. The reliability and quality of management are unquestioned. Relative strength or weakness of the above factors determines whether the issuer's short-term obligation is rated A-1, A-2, or A-3.

     The distinguishing feature of Duff & Phelps Credit Ratings' short-term rating is the refinement of the traditional 1 category. The majority of short-term debt issuers carry the highest rating, yet quality differences exist within that tier. Obligations rated D-1+ indicate the highest certainty of timely payment. Safety is just below risk-free U.S. Treasury obligations. Obligations rated D-1 have a very high certainty of timely payment. Risk factors are minor. Obligations rated D-1- have a high certainty of timely payment. Risk factors are very small. Obligations rated D-2 have good certainty of timely payment. Liquidity factors and company fundamentals are sound. Although ongoing funding needs may enlarge total financing requirements, access to capital markets is good. Risk factors are small.

     Thomson BankWatch short-term ratings are intended to assess the likelihood of an untimely or incomplete payment of principal or interest. Obligations rated TBW-1 indicate a very high likelihood that principal and interest will be paid on a timely basis. While the degree of safety regarding timely payment of principal and interest is strong for an obligation rated TBW-2, the relative degree of safety is not as high as for issues rated TBW-1.

     Fitch's short-term ratings apply to debt obligations that are payable on demand or have original maturities of generally up to three years, including commercial paper, certificates of deposit, medium-term notes, and municipal and investment notes. A rating of F-1+ indicates exceptionally strong credit quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment. Obligations rated F-1 have very strong credit quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated F-1+. Issues assigned a rating of F-2 indicate good credit quality. Issues assigned this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as for issues assigned F-1+ and F-1 ratings.

     REPURCHASE AGREEMENTS-A repurchase agreement, which provides a means to earn income on funds for periods as short as overnight, is an arrangement under which the purchaser (e.g., the Portfolio) purchases securities and the seller agrees, at the time of sale, to repurchase the securities at a specified time and price. The repurchase price will be higher than the purchase price, the difference being income to the purchaser, or the purchase and repurchase prices may be the same, with interest at a stated rate due to the purchaser together with the repurchase price on repurchase. In either case, the income to the purchaser is unrelated to the interest rate on the securities subject to the repurchase agreement.

     The Portfolio may enter into repurchase agreements with any bank or registered broker-dealer who, in the opinion of the Manager presents a minimum risk of bankruptcy during the term of the agreement. The Portfolio may enter into repurchase agreements as a short-term investment of its idle cash in order to earn income. The securities will be held by a custodian (or agent) during the term of the agreement. However, if the market value of the securities subject to the repurchase agreement becomes less than the repurchase price (including interest), the Portfolio will direct the seller of the securities to deliver additional securities so that the market value of all securities subject to the repurchase agreement will equal or exceed the repurchase price.

     In the event of the commencement of bankruptcy or insolvency proceedings with respect to the seller of the securities before the repurchase of the securities under a repurchase agreement, the Portfolio may encounter a delay and incur costs before being able to sell the security being held as collateral. Delays may involve loss of interest or decline in price of the securities. Apart from the risk of bankruptcy or insolvency proceedings, there is also the risk that the seller may fail to repurchase the securities, in which case the Portfolio may incur a loss if the proceeds to the Portfolio from the sale of the securities to a third party are less than the repurchase price.

     REVERSE REPURCHASE AGREEMENTS-The Portfolio may borrow funds for temporary purposes by entering into reverse repurchase agreements. Pursuant to such agreements, the Portfolio would sell portfolio securities to financial institutions such as banks and broker/dealers and agree to repurchase them at a mutually agreed-upon date and price. The Portfolio intends to enter into reverse repurchase agreements only to avoid selling securities to meet redemptions during market conditions deemed unfavorable by the investment adviser possessing investment authority. At the time the Portfolio enters into a reverse repurchase agreement, it will place in a segregated custodial account assets such as liquid high quality debt securities having a value not less than 100% of the repurchase price (including accrued interest), and will subsequently monitor the account to ensure that such required value is maintained. Reverse repurchase agreements involve the risk that the market value of the securities sold by the Portfolio may decline below the price at which the Portfolio is obligated to repurchase the securities. Reverse repurchase agreements are considered to be borrowings by an investment company under the 1940 Act.

     SECTION 4(2) SECURITIES-Section 4(2) securities are restricted as to disposition under the federal securities laws, and generally are sold to institutional investors, such as the Portfolio, that agree they are purchasing the securities for investment and not with an intention to distribute to the public. Any resale by the purchaser must be pursuant to an exempt transaction and may be accomplished in accordance with Rule 144A. Section 4(2) securities normally are resold to other institutional investors through or with the assistance of the issuer or dealers that make a market in the Section 4(2) securities, thus providing liquidity.

     The AMR Trust Board and Manager will carefully monitor the Portfolio's investments in Section 4(2) securities offered and sold under Rule 144A, focusing on such important factors, among others, as valuation, liquidity, and availability of information. Investments in Section 4(2) securities could have the effect of reducing the Portfolio's liquidity to the extent that qualified institutional buyers no longer wish to purchase these restricted securities.

     U.S.  GOVERNMENT  SECURITIES-U.S.   Government  securities  are  issued  or
guaranteed by the U.S. Government and include U.S. Treasury obligations (see definition below) and securities issued by U.S. agencies and instrumentalities.

     U. S. Government agencies or instrumentalities that issue or guarantee securities include, but are not limited to, the Federal Housing Administration, Farmers Home Administration, Export-Import Bank of the United States, Small Business Administration, GNMA, General Services Administration, Central Bank for Cooperatives, Federal Home Loan Banks, FHLMC, Federal Intermediate Credit Banks, Federal Land Banks, Maritime Administration, Tennessee Valley Authority, District of Columbia Armory Board, Inter-American Development Bank, Asian-American Development Bank, Agency for International Development, Student Loan Marketing Association and International Bank of Reconstruction and Development.

     Obligations of U.S. Government agencies and instrumentalities may or may not be supported by the full faith and credit of the United States. Some are backed by the right of the issuer to borrow from the Treasury; others are supported by discretionary authority of the U.S. Government to purchase the agencies' obligations; while still others, such as the Student Loan Marketing Association, are supported only by the credit of the instrumentality. In the case of securities not backed by the full faith and credit of the United States, the investor must look principally to the agency issuing or guaranteeing the obligation for ultimate repayment, and may not be able to assert a claim against the United States itself in the event the agency or instrumentality does not meet its commitment.

     U.S. TREASURY OBLIGATIONS-U.S. Treasury obligations include bills, notes and bonds issued by the U.S. Treasury and Separately Traded Registered Interest and Principal component parts of such obligations known as STRIPS.

     VARIABLE OR FLOATING RATE OBLIGATIONS-A variable rate obligation is one whose terms provide for the adjustment of its interest rate on set dates and which, upon such adjustment, can reasonably be expected to have a market value that approximates its par value. A floating rate obligation is one whose terms provide for the adjustment of its interest rate whenever a specified interest rate changes and which, at any time, can reasonably be expected to have a market value that approximates its par value. Variable or floating rate obligations may be secured by bank letters of credit.

     Pursuant to Rule 2a-7 under the 1940 Act, variable or floating rate obligations with stated maturities of more than 397 days may be deemed to have shorter maturities as follows:

     (1) An obligation that is issued or guaranteed by the United States Government or any agency thereof which has a variable rate of interest readjusted no less frequently than every 762 days will be deemed by the Portfolio to have a maturity equal to the period remaining until the next readjustment of the interest rate.

     (2) A variable rate obligation, the principal amount of which is scheduled on the face of the instrument to be paid in 397 days or less, will be deemed by the Portfolio to have a maturity equal to the period remaining until the next readjustment of the interest rate.

     (3) A variable rate obligation that is subject to a demand feature will be deemed by the Portfolio to have a maturity equal to the longer of the period remaining until the next readjustment of the interest rate or the period remaining until the principal amount can be recovered through demand.

     (4) A floating rate obligation that is subject to a demand feature will be deemed by the Portfolio to have a maturity equal to the period remaining until the principal amount can be recovered through demand.

     As used above, an obligation is "subject to a demand feature" when the Portfolio is entitled to receive the principal amount of the obligation either at any time on no more than 30 days' notice or at specified intervals not exceeding one year and upon no more than 30 days' notice.

     VARIABLE RATE AUCTION AND RESIDUAL INTEREST OBLIGATIONS-Variable rate auction and residual interest obligations are created when an issuer or dealer separates the principal portion of a long-term, fixed-rate municipal bond into two long-term, variable-rate instruments. The interest rate on one portion reflects short-term interest rates, while the interest rate on the other portion is typically higher than the rate available on the original fixed-rate bond.


                              FINANCIAL STATEMENTS

     The financial statements for the seed capital of the Fund as of September 27, 1999 are supplied below, as audited by Ernst & Young LLP.

                        AMERICAN SELECT CASH RESERVE FUND
                       STATEMENT OF ASSETS AND LIABILITIES
                               SEPTEMBER 27, 1999




ASSETS:

   Cash.......................................................   $    100,000
   Receivable from Adviser....................................         20,000
                                                                ---------------

     Total Assets.............................................        120,000
                                                                ---------------


LIABILITIES:

   Payable to Adviser.........................................   $     20,000
                                                                ---------------

    Total Liabilities.........................................         20,000
                                                                ---------------


NET ASSETS:

    Applicable to 100,000 shares of beneficial interest,
     respectively (unlimited authorization -- no par value....       $100,000
                                                                ===============



NET ASSET VALUE, offering and redemption price per share         $       1.00
                                                                ---------------

AMERICAN SELECT CASH RESERVE FUND
NOTES TO FINANCIAL STATEMENTS

SEPTEMBER 27, 1999


1.    Organization

      American Select Funds (the "Trust") is organized as a Massachusetts business Trust under a Declaration of Trust dated August 18, 1999 and is registered under the Investment Company Act of 1940, as amended, as a no-load, open-end, management investment company. On August 20, 1999 the Trust's Board of Trustees approved the formation of the American Select Cash Reserve Fund (the "Fund"). The Trust had no operations other than those related to organizational matters and the sale of 100,000 shares of beneficial interest of the Fund for $100,000 to AMR Investment Services, Inc. (the "Manager") on September 27, 1999. The Trust has been advised that the Manager has no present intention of redeeming or reselling such shares. The Manager is a wholly-owned subsidiary of AMR Corporation, the parent company of American Airlines, Inc., and was organized in 1986 to provide business management, advisory, administrative and asset management consulting services.

2.    Transactions with Affiliates

The Fund will reimburse the Manager for the costs incurred in connection with the Fund's organization.

      Certain officers and/or Trustees of the Fund are also officers of the Manager.

                         REPORT OF INDEPENDENT AUDITORS


The Board of Trustees and Shareholder
American Select Cash Reserve Fund


We have audited the accompanying statement of assets and liabilities of the American Select Cash Reserve Fund, (the Fund) as of September 27, 1999 and the related statement of operations for the period from August 20, 1999 (organization of the Fund) to September 27, 1999. These financial statements are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements based on our audit.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of the American Select Cash Reserves Fund at September 27, 1999 and the results of its operations for the period from August 20, 1999 to September 27, 1999, in conformity with generally accepted accounting principles.




                                                           /s/ ERNST & YOUNG LLP


Dallas, Texas
September 27, 1999

                              AMERICAN SELECT FUNDS

                            PART C. OTHER INFORMATION


Item 23.          Exhibits
                  --------

      (a)         Declaration of Trust (filed herewith)

      (b)         Bylaws (filed herewith)

      (c)         Voting trust agreement  -- none

      (d) Form of Management Agreement between American Select Funds and AMR Investment Services, Inc. dated September __, 1999 (filed herewith)

      (e) Form of Distribution Agreement between the American Select Funds and SWS Financial Services, Inc. dated September __, 1999 (filed herewith)

      (f)         Bonus, profit sharing or pension plans  -- none

      (g) Form of Custodian Agreement between the American Select Funds and State Street Bank and Trust Company dated September __, 1999 (filed herewith)

      (h) Form of Transfer Agency and Service Agreement between the American Select Funds and State Street Bank and Trust Company (filed herewith)

      (i)         Opinion and consent of counsel (filed herewith)

      (j)         Consent of Independent Auditors (filed herewith)

      (k)         Financial   statements   omitted  from   prospectus   --  (not
                  applicable)

      (l)         Letter of investment intent (filed herewith)

      (m)         Plan pursuant to Rule 12b-1  - none

      (n)         Plan Pursuant to Rule 18f-3 - none

      Other:      Powers of Attorney for Trustees (filed herewith)


-----------------------


Item 24.          Persons Controlled by or under Common Control with Registrant
                  -------------------------------------------------------------

      None.

Item 25.          Indemnification
                  ----------------

      Article XI, Section 2 of the Declaration of Trust of the American Select Funds provides that:

      (a) Subject to the exceptions and limitations contained in paragraph (b) below:

          (i) every person who is, or has been, a Trustee or officer of the Trust (hereinafter referred to as "Covered Person") shall be indemnified by the Trust to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been a Trustee or officer and against amounts paid or incurred by him in the settlement thereof;

          (ii) the words "claim," "action," "suit," or "proceeding" shall apply to all claims, actions, suits or proceedings (civil, criminal or other, including appeals), actual or threatened while in office or thereafter, and the words "liability" and "expenses" shall include, without limitation, attorneys' fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

      (b) No indemnification shall be provided hereunder to a Covered Person:

          (i) who shall have been adjudicated by a court or body before which the proceeding was brought (A) to be liable to the Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office or (B) not to have acted in good faith in the reasonable belief that his action was in the best interest of the Trust; or

          (ii)  in  the  event  of  a  settlement,   unless  there  has  been  a
determination that such Trustee or officer did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office (A) by the court or other body approving the settlement; (B) by at least a majority of those Trustees who are neither interested persons of the Mileage Trust nor are parties to the matter based upon a review of readily available facts (as opposed to a full trial-type inquiry); or (C) by written opinion of independent legal counsel based upon a review of readily available facts (as opposed to a full trial-type inquiry); provided, however, that any Shareholder may, by appropriate legal proceedings, challenge any such determination by the Trustees, or by independent counsel.

      (c) The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not be exclusive of or affect any other rights to which any Covered Person may now or hereafter be entitled, shall continue as to a person who has ceased to be such Trustee or officer and shall inure to the benefit of the heirs, executors and administrators of such a person. Nothing contained herein shall affect any rights to indemnification to which Trust personnel, other than Trustees and officers, and other persons may be entitled by contract or otherwise under law.

      (d) Expenses in connection with the preparation and presentation of a defense to any claim, action, suit, or proceeding of the character described in paragraph (a) of this Section 2 may be paid by the Trust from time to time prior to final disposition thereof upon receipt of an undertaking by or on behalf of such Covered Person that such amount will be paid over by him to the Trust if it is ultimately determined that he is not entitled to indemnification under this
Section 2; provided, however, that:

          (i) such Covered Person shall have provided appropriate security for such undertaking;

          (ii) the Trust is insured against losses arising out of any such advance payments; or

          (iii) either a majority of the Trustees who are neither interested persons of the Trust nor parties to the matter, or independent legal counsel in a written opinion, shall have determined, based upon a review of readily available facts (as opposed to a trial-type inquiry or full investigation), that there is reason to believe that such Covered Person will be found entitled to indemnification under this Section 2.

      According to Article XII, Section 1 of the Declaration of Trust, the Trust is a trust, not a partnership. Trustees are not liable personally to any person extending credit to, contracting with or having any claim against the Trust, a particular series or the Trustees. A Trustee, however, is not protected from liability due to willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.

      Article XII, Section 2 provides that, subject to the provisions of Section 1 of Article XII and to Article XI, the Trustees are not liable for errors of judgment or mistakes of fact or law, or for any act or omission in accordance with advice of counsel or other experts or for failing to follow such advice.

Item 26.          I.  Business and Other Connections of Investment Manager
                      ----------------------------------------------------

      AMR Investment Services, Inc., 4333 Amon Carter Boulevard, MD 5645, Fort Worth, Texas 76155, offers investment management and administrative services. Information as to the officers and directors of the Manager is included in its current Form ADV filed with the SEC and is incorporated by reference herein.

Item 27.          Principal Underwriter
                  ---------------------

      (a) SWS Financial Services, Inc., 7001 Preston Road, Dallas, TX 75205, is the principal underwriter for the American Select Funds.

      (b) The directors and officers of the Trust's principal underwriter are:

                           Positions & Offices                 Position
Name                        with Underwriter                   with Registrant
----                        ----------------                   ---------------

Sue H. Peden               Chief Executive Officer             None

Raymond E. Wooldridge      Chairman                            None

Dianna Boswell             President                           None

Diana Burrell              Vice President                      None

Diane Scott                Vice President                      None


      The address of the above named directors and officers is 7001 Preston Road, Dallas, TX 75205.

Item 28.          Location of Accounts and Records
                  --------------------------------

      The books and other documents required by Rule 31a-1 under the Investment Company Act of 1940 are maintained as follows: 31a-1(b)(1) Journals - in the physical possession of the Trust's custodian; 31-1(b)(2)(I), (ii) & (iii) - in the physical possession of the Trust's custodian; 31a-1()(2)(iv) - in the physical possession of the Trust's transfer agent; 31a-1(b)(4) - in the physical possession of the Trust's Manager; 31a-1(b)(5) - in the physical possession of the Trust's investment advisers; 31a-1(b)(6) - in the physical possession of the Trust's Manager, investment advisers and custodian; 31a-1(b)(7) - in the physical possession of the Trust's custodian; 31a-1(b)(8) - in the physical possession of the Trust's custodian; 31a-1(b)(9) - in the physical possession of the Trust's investment advisers; 31a-1(b)(10) - in the physical possession of the Trust's Manager; 31a-1(b)(11) - in the physical possession of the Trust's Manager; 31a-1(b)(12) - in the physical possession of the Trust's Manager, investment advisers and custodian.

Item 29.          Management Services
                  -------------------

      All substantive provisions of any management-related service contract are discussed in Part A or Part B.

Item 30.          Undertakings
                  ------------

      Registrant hereby undertakes to furnish each person to whom a prospectus is delivered with a copy of its latest annual report to Shareholders when available, upon request and without charge.

      Registrant hereby undertakes to carry out all indemnification provisions of its Declaration of Trust in accordance with Investment Company Act Release No. 11330 (September 4, 1980) and successor releases.

      Insofar as indemnification for liability arising under the Securities Act of 1933, as amended ("1933 Act"), may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the provisions in under Item 25 herein, or otherwise, the Registrant has been advised that in the opinion of the SEC such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication.

                                SIGNATURES

      Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Fort Worth and the State of Texas, on October 1, 1999.

                                    AMERICAN SELECT FUNDS



                                    By: /s/ William F. Quinnn
                                        -----------------------------
                                          William F. Quinn
                                          President
Attest:


/s/ Barry Y. Greenberg
--------------------------------------
Barry Y. Greenberg
Vice President and Assistant Secretary

      Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.


Signature                     Title                   Date
---------                     -----                   ----

/s/ William F. Quinn
-----------------------       President and           October 1, 1999
William F. Quinn              Trustee

Alan D. Feld*                 Trustee                 October 1, 1999
-----------------------
Alan D. Feld

Ben J. Fortson*               Trustee                 October 1, 1999
-----------------------
Ben J. Fortson

John S. Justin*               Trustee                 October 1, 1999
-----------------------
John S. Justin

Stephen D. O'Sullivan*        Trustee                 October 1, 1999
-----------------------
Stephen D. O'Sullivan

Roger T. Staubach*            Trustee                 October 1, 1999
-----------------------
Roger T. Staubach

Kneeland Youngblood*          Trustee                 October 1, 1999
-----------------------
Kneeland Youngblood


*By   /s/ William F. Quinn
      ------------------------------------
      William F. Quinn, Attorney-In-Fact

                                SIGNATURES

      Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, AMR Investment Services Trust has duly caused this Registration Statement on Form N-1A as it relates to AMR Investment Services Trust to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Fort Worth and the State of Texas, on October 1, 1999.

                                    AMR INVESTMENT SERVICES TRUST


                                    By:   /s/ William F. Quinn
                                        -----------------------------
                                          William F. Quinn
                                          President
Attest:


/s/ Barry Y. Greenberg
--------------------------------------
Barry Y. Greenberg
Vice President and Assistant Secretary

      Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.


Signature                     Title                   Date
---------                     -----                   ----

/s/ William F. Quinn
-----------------------       President and           October 1, 1999
William F. Quinn              Trustee

Alan D. Feld*                 Trustee                 October 1, 1999
-----------------------
Alan D. Feld

Ben J. Fortson*               Trustee                 October 1, 1999
-----------------------
Ben J. Fortson

John S. Justin*               Trustee                 October 1, 1999
-----------------------
John S. Justin

Stephen D. O'Sullivan*        Trustee                 October 1, 1999
-----------------------
Stephen D. O'Sullivan

Roger T. Staubach*            Trustee                 October 1, 1999
-----------------------
Roger T. Staubach

Kneeland Youngblood*          Trustee                 October 1, 1999
-----------------------
Kneeland Youngblood


*By  /s/ William F. Quinn
     ------------------------------------
      William F. Quinn, Attorney-In-Fact

                                POWER OF ATTORNEY


      I, Alan D. Feld, Trustee of American Select Funds (the "Trust"), hereby constitute and appoint William F. Quinn and Barry Y. Greenberg my true and lawful attorney with full power to sign for me in my capacity as Trustee for the Trust any registration statement on Form N-1A under the Securities Act of 1933 and/or the Investment Company Act of 1940 and any amendments thereto, and all instruments necessary or desirable in connection therewith, hereby ratifying and confirming my signature as it may be signed by said attorney to any and all amendments to said registration statements.

      Pursuant to the requirements of the Securities Act of 1933, as amended, this instrument has been signed below in my capacity as Trustee on this 24th day of September, 1999.


      Signature                                 Title
      ---------                                 -----


      /s/ Alan D. Feld
      ----------------------------
      Alan D. Feld                              Trustee

                                POWER OF ATTORNEY


      I, Ben J. Fortson, Trustee of American Select Funds (the "Trust"), hereby constitute and appoint William F. Quinn and Barry Y. Greenberg my true and lawful attorney with full power to sign for me in my capacity as Trustee for the Trust any registration statement on Form N-1A under the Securities Act of 1933 and/or the Investment Company Act of 1940 and any amendments thereto, and all instruments necessary or desirable in connection therewith, hereby ratifying and confirming my signature as it may be signed by said attorney to any and all amendments to said registration statements.

      Pursuant to the requirements of the Securities Act of 1933, as amended, this instrument has been signed below by the following in my capacity as Trustee on this 27th day of September, 1999.


      Signature                                 Title
      ---------                                 -----


      /s/ Ben J. Fortson
      ----------------------------
      Ben J. Fortson                            Trustee

                                POWER OF ATTORNEY


      I, John S. Justin, Trustee of American Select Funds (the "Trust"), hereby constitute and appoint William F. Quinn and Barry Y. Greenberg my true and lawful attorney with full power to sign for me in my capacity as Trustee for the Trust any registration statement on Form N-1A under the Securities Act of 1933 and/or the Investment Company Act of 1940 and any amendments thereto, and all instruments necessary or desirable in connection therewith, hereby ratifying and confirming my signature as it may be signed by said attorney to any and all amendments to said registration statements.

      Pursuant to the requirements of the Securities Act of 1933, as amended, this instrument has been signed below by the following in my capacity as Trustee on this 27th day of September, 1999.


      Signature                                 Title
      ---------                                 -----


      /s/ John S. Justin
      ----------------------------
      John S. Justin                            Trustee

                                POWER OF ATTORNEY


      I, Stephen D. O'Sullivan, Trustee of American Select Funds (the "Trust"), hereby constitute and appoint William F. Quinn and Barry Y. Greenberg my true and lawful attorney with full power to sign for me in my capacity as Trustee for the Trust any registration statement on Form N-1A under the Securities Act of 1933 and/or the Investment Company Act of 1940 and any amendments thereto, and all instruments necessary or desirable in connection therewith, hereby ratifying and confirming my signature as it may be signed by said attorney to any and all amendments to said registration statements.

      Pursuant to the requirements of the Securities Act of 1933, as amended, this instrument has been signed below by the following in my capacity as Trustee on this 28 day of September, 1999.


      Signature                                 Title
      ---------                                 -----


      /s/ Stephen D. O'Sullivan
      ----------------------------
      Stephen D. O'Sullivan                     Trustee

                                POWER OF ATTORNEY


      I, Roger T. Staubach, Trustee of American Select Funds (the "Trust"), hereby constitute and appoint William F. Quinn and Barry Y. Greenberg my true and lawful attorney with full power to sign for me in my capacity as Trustee for the Trust any registration statement on Form N-1A under the Securities Act of 1933 and/or the Investment Company Act of 1940 and any amendments thereto, and all instruments necessary or desirable in connection therewith, hereby ratifying and confirming my signature as it may be signed by said attorney to any and all amendments to said registration statements.

      Pursuant to the requirements of the Securities Act of 1933, as amended, this instrument has been signed below by the following in my capacity as Trustee on this 28 day of September, 1999.


      Signature                                 Title
      ---------                                 -----


      /s/ Roger T. Staubach
      ----------------------------
      Roger T. Staubach                         Trustee

                                POWER OF ATTORNEY


        I, Kneeland Youngblood, Trustee of American Select Funds (the "Trust"), hereby constitute and appoint William F. Quinn and Barry Y. Greenberg my true and lawful attorney with full power to sign for me in my capacity as Trustee for the Trust any registration statement on Form N-1A under the Securities Act of 1933 and/or the Investment Company Act of 1940 and any amendments thereto, and all instruments necessary or desirable in connection therewith, hereby ratifying and confirming my signature as it may be signed by said attorney to any and all amendments to said registration statements.

        Pursuant to the requirements of the Securities Act of 1933, as amended, this instrument has been signed below by the following in my capacity as Trustee on this ___ day of September, 1999.


        Signature                                  Title
        ---------                                  -----

        /s/ Kneeland Younblood
        --------------------------
        Kneeland Youngblood                       Trustee

                               INDEX TO EXHIBITS
      Exhibit
      Number            Description                                     Page
      ------            -----------                                     ----

      (a)         Declaration of Trust (filed herewith)

      (b)         Bylaws (filed herewith)

      (c)         Voting trust agreement  -- none

      (d) Form of Management Agreement between American Select Funds and AMR Investment Services, Inc. dated September __, 1999 (filed herewith)

      (e Form of Distribution Agreement between the American Select Funds and SWS Financial Services, Inc. dated September __, 1999 (filed herewith)

      (f)         Bonus, profit sharing or pension plans  -- none

      (g) Form of Custodian Agreement between the American Select Funds and State Street Bank and Trust Company dated September __, 1999 (filed herewith)

      (h) Form of Transfer Agency and Service Agreement between the American Select Funds and State Street Bank and Trust Company (filed herewith)

      (i)         Opinion and consent of counsel (filed herewith)

      (j)         Consent of Independent Auditors (filed herewith)

      (k)         Financial   statements   omitted  from   prospectus   --  (not
                  applicable)

      (l)         Letter of investment intent (filed herewith)

      (m)         Plan pursuant to Rule 12b-1  - none

      (n)         Plan Pursuant to Rule 18f-3 - none

      Other:      Powers of Attorney for Trustees (filed herewith)


-----------------------